Employee Future Benefits (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD age	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure of defined benefit plans [line items]
Administration expenses	CAD 2.0				CAD 2.0	CAD 2.0
Weighted average duration of defined benefit obligation | year				14.6
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)		500.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)		1000.00%
Registered Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	2.0				2.0	2.0
Registered Pension Plan | Letter of credit
Disclosure of defined benefit plans [line items]
Letter of credit, posted	77.0	CAD 77.0	CAD 77.0	CAD 77.0
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	0.0				0.0	0.0
Other Post-Employment Benefit Plans
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits		65	65
Administration expenses	0.0				0.0	CAD 0.0
Related parties [member] | Registered Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses	CAD 0.1				CAD 0.1